Property and Equipment - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 4,629	$ 5,563	$ 6,156
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	23,161	21,575
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	18,532	16,012
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,344	3,492	4,525
Computer equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	10,679	9,276
Computer equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	7,335	5,784
Furniture and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	323	619	515
Furniture and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,770	1,768
Furniture and equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,447	1,149
Computer software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	154	283	270
Computer software [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,973	4,830
Computer software [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,819	4,547
Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	42	49	132
Office equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,240	2,212
Office equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,198	2,163
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	766	1,120	$ 714
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,499	3,489
Leasehold improvements [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 2,733	$ 2,369